Cover	Feb. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2025
Entity File Number	000-21617
Entity Registrant Name	PROPHASE LABS, INC.
Entity Central Index Key	0000868278
Entity Tax Identification Number	23-2577138
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	711 Stewart Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	G
Entity Address, City or Town	arden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	(215)
Local Phone Number	345-0919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005
Trading Symbol	PRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false